IMPAIRMENT TESTS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of impairment loss and reversal of impairment loss [abstract]
Schedule of Goodwill Impairment Assumptions
The growth rate represents the long-term average growth rate of the fixed-line communications services business. The key assumptions used are as follows:

	As of December 31,
	2017	2018	2019
Terminal growth rate	0.9%	1.0%	1.0%
After-tax discount rate	9.3%	9.5%	8%
Pre-tax discount rate	11.2%	11.5%	9.6%